Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable , Net	The accounts receivable, net, as of June 30, 2022 and 2023, consists of the following:
	As of June 30,
	2022	2023
	RMB	RMB

Enterprise services	1,305	12,219
Others	645	91
Less: allowance for credit losses	(13)	(59)
Accounts receivable, net	1,937	12,251

Schedule of Allowance for Credit Losses	The movements in the allowance for credit losses are as follows:
	For the years ended June 30,
	2022	2023
	RMB	RMB

Balance at beginning of the year	(446)	(13)
(Additions)/Reversals	433	(46)
Write-offs	-	-
Balance at end of the year	(13)	(59)